Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jan. 27, 2023
Related Party Transaction [Line Items]
Shares issued	18,285,155	17,285,155
American Depositary Shares [Member]
Related Party Transaction [Line Items]
Shares issued	5,384,063
Proceeds from Issuance of Equity	$ 74.7